Loans and Export Prepayment - Narrative (Details) $ in Thousands, R$ in Millions, $ in Millions									1 Months Ended		12 Months Ended
	Nov. 14, 2023 CAD ($)	Oct. 24, 2023 CAD ($) installment	Mar. 16, 2023 USD ($)	Feb. 28, 2023 USD ($)	Jan. 13, 2023 CAD ($)	Dec. 13, 2022 CAD ($)	Dec. 13, 2022 USD ($)	Nov. 14, 2022 installment	Dec. 31, 2023 CAD ($)	Mar. 16, 2023 item	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Oct. 19, 2023 CAD ($)	Aug. 31, 2023 CAD ($)	Dec. 13, 2022 USD ($)	Dec. 13, 2022 BRL (R$)
Export Prepayment Agreement
Upfront fee													$ (3,951)
Interest expense											$ 15,245		$ 329
Export Prepayment Agreement - Santander [Member]
Export Prepayment Agreement
Export prepayment agreement, face amount														$ 12,720	$ 12,985
Export Prepayment Agreement - Synergy [Member]
Export Prepayment Agreement
Export prepayment agreement, face amount						$ 135,400										$ 100
Spread on variable rate						6.95%										6.95%	6.95%
Amount drawn down			$ 20	$ 20		$ 82,000	$ 60				54,000	$ 40
Amount disbursed by company at inception						10,194
Upfront fee						$ 3,665
Percentage of net cash generated from operating activities used towards principal repayments						50.00%	50.00%
Percentage of net cash generated from investing activities used towards principal repayments						50.00%	50.00%
Repayment term after first and third quarters						48 days	48 days
Permitted indebtedness																$ 100	R$ 100
Interest expense									$ 16,068		$ 16,068
Percentage of voting equity interests acquired						100.00%										100.00%	100.00%
Number of draw downs | item										2
Financing Arrangement With Banco De Desenvolvimento De Minas Gerais - B D M G [Member]
Export Prepayment Agreement
Export prepayment agreement, face amount		$ 9,449
Amount drawn down	$ 768				$ 3,084				$ 8,607
Number of monthly installments for principal repayment of loan | installment		60						60
Grace period		24 months						24 months
Borrowings, interest rate		3.88%						3.75%
First anniversary | Export Prepayment Agreement - Synergy [Member]
Export Prepayment Agreement
Early prepayment premium percentage						4.00%	4.00%
After first anniversary | Export Prepayment Agreement - Synergy [Member]
Export Prepayment Agreement
Early prepayment premium percentage						1.00%	1.00%
End of forth anniversary | Export Prepayment Agreement - Synergy [Member]
Export Prepayment Agreement
Early prepayment premium percentage						1.00%	1.00%